Warrants Presented At Fair Value	12 Months Ended
Dec. 31, 2015
Warrants Presented At Fair Value [Abstract]
WARRANTS PRESENTED AT FAIR VALUE
NOTE 10:-	WARRANTS PRESENTED AT FAIR VALUE

The Company's outstanding warrants classified as a liability as of December 31, 2015 are as follows:

Outstanding	Exercise price	Exercisable through	Fair value

1,016,668	1.5	2019	439,607	Refer to Note 9a
743,372	1.5	2019	321,434	Refer to Note 6c
120,000	0.92(*)	(**)	61,200	Refer to Note 9h
296,813	1.5	2020	139,681	Refer to Note 9a

2,176,853			961,922

(*)	Subject to changes as describe in the agreement.
(**)	M&A or qualified IPO as described in the agreement.